CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 1,310,119	$ 1,283,523	$ 4,117,521
Accounts receivable	7,520	4,960
Prepaid expenses and other current assets	820,887	1,477,197	1,768,366
Total current assets	2,138,526	2,765,680	5,885,887
Long-term assets
Property and equipment, net	720,175	571,873
Right of use assets, net	514,937	575,227
Intangible assets, net	13,333	21,333	37,333
Deposits	12,850	12,850	4,950
Patent costs, net	596,944	515,402	321,308
Total assets	3,996,765	4,462,365	6,249,478
Current liabilities
Accounts payable and accrued expenses	52,081	243,213	1,098,738
Lease liability - current	230,515	223,929
Finance agreement payable	93,500	374,000	849,032
Total current liabilities	376,096	841,142	1,947,770
Long-term liabilities
Lease liability – long term	546,433	663,099
Total liabilities	922,529	1,504,241	1,947,770
Stockholders' equity
Preferred stock, $.00001 par value; authorized - 100,000,000 shares; 0 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively
Common stock, $.00001 par value; authorized - 300,000,000 shares; 23,313,070 and 20,540,409 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively	233	205	95
Additional paid-in capital	22,893,962	17,326,299	10,293,159
Accumulated deficit	(19,819,959)	(14,368,380)	(5,991,546)
Total stockholders' equity	3,074,236	2,958,124	4,301,708
Total liabilities and stockholders' equity	$ 3,996,765	$ 4,462,365	$ 6,249,478